Other income and other expenses	12 Months Ended
Dec. 31, 2024
Other income and other expenses [Abstract]
Other income and other expenses
16.	Other income and other expenses

	For the Year Ended December 31,
	2024	2023	2022

Other income
Gain on sale of property, plant and equipment	$-	$100	$203,909
Expense reimbursement	-	-	12,610,139
Land repurchase bonus	-	-	7,848,211
Rent	-	-	4,326,241
VAT revaluation	6,335,345	4,283,151	8,511,228
Insurance recovery	-	1,549,313	-
Key Money Amortization	3,588,919	1,705,089	-
Gain in sale of equipment	157,032,407	-	-
Others	23,278,616	18,022,899	15,175

Total other income	$190,235,287	$25,560,552	$33,514,903